Condensed Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended			9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021
Income Statement [Abstract]
Formation and operating costs	$ 364,061	$ 450,588	$ 526	$ 1,509,714	$ 675,928	$ 3,704,239
Loss from operations	(364,061)	(450,588)	(526)	(1,509,714)	(675,928)	(3,704,239)
Other income (expense):
Change in fair value of warrants	37,956	0		4,708,696	0	956,035
Trust interest income	1,296,308	27,656		1,743,104	83,453	115,444
Total other income	1,334,264	27,656		6,451,800	83,453	1,071,479
Income (Loss) before provision for income taxes	970,203	(422,932)		4,942,086	(592,475)
Provision for income taxes	(294,065)			(316,701)	0
Net income (loss)	$ 676,138	$ (422,932)	$ (526)	$ 4,625,385	$ (592,475)	$ (2,632,760)
Basic and diluted weighted average shares outstanding, redeemable common stock	27,600,000	27,600,000		27,600,000	6,900,000	26,492,055
Basic net income (loss) per share	$ 0.02	$ (0.01)		$ 0.13	$ (0.02)	$ (0.08)
Diluted net income (loss) per share	$ 0.02	$ (0.01)		$ 0.13	$ (0.02)	$ (0.08)
Basic weighted average shares outstanding, common stock	6,900,000	0	6,000,000	6,900,000	0	6,853,151
Diluted weighted average shares outstanding, common stock	6,900,000	0	6,000,000	6,900,000	0	6,853,151
Basic net income (loss) per share	$ 0.02	$ 0	$ 0	$ 0.13	$ 0	$ (0.08)
Diluted net income (loss) per share	$ 0.02	$ 0	$ 0	$ 0.13	$ 0	$ (0.08)